Consolidated interim statements of financial position - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Intangible assets	€ 18	€ 25
Leasehold improvements and equipment	2,331	4,905
Right-of-use assets	5,638	8,039
Total non-current assets	7,987	12,969
Current assets
Cash and cash equivalents	10,764	38,529
Investments	23,683	33,518
Other financial assets	878	851
Trade and other receivables	5,717	5,327
Inventories	0	463
Other assets and prepaid expenses	4,145	5,500
Total current assets	45,187	84,188
TOTAL ASSETS	53,174	97,157
Equity
Issued capital	1,568	1,500
Capital reserves	599,131	593,666
Fair value reserves	(1,231)	(1,231)
Accumulated deficit	(570,754)	(536,128)
Total equity	28,714	57,807
Non current liabilities
Borrowings	3,603	6,319
Contract liabilities	155	464
Lease liabilities	4,030	6,660
Total non-current liabilities	7,788	13,443
Current liabilities
Trade and other payables	9,171	18,916
Borrowings	5,833	5,833
Lease liabilities	1,049	539
Contract liabilities	619	619
Total current liabilities	16,672	25,907
TOTAL EQUITY AND LIABILITIES	€ 53,174	€ 97,157